SUPPLEMENTAL CASH FLOW INFORMATION - Non-cash Other Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cash Flow Statement [Abstract]
Share-based payments	$ 4,005	$ 2,157
Gain on sale of mineral properties, plant and equipment	(10)	0
Change in reclamation and closure cost provision	0	1,580
Write-down/loss on mineral properties, plant and equipment	1,018	2,771
Other	6,528	375
Other non-cash items	$ 11,541	$ 6,883